Expenses - Operating expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
EXPENSES
Raw materials and consumables	$ 160.8	$ 131.1
Salaries and employee benefits	139.7	117.0
Contractors	74.7	64.2
Repairs and maintenance	47.7	37.0
General and administrative	24.9	23.0
Leases	2.6	4.1
Royalties	7.4	8.5
Drilling and analytical	9.3	3.8
Other	11.8	13.3
Total production expenses	478.9	402.0
Less: Production expenses capitalized	(98.6)	(70.9)
Add (less): Change in inventories	(3.0)	8.8
Total operating expenses	377.3	339.9
Subsidy for salary and employee benefits	$ 0.8	$ 12.8